Obligations Under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 87,800	¥ 86,790
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,987	5,992
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,019	4,851
Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	11,006	10,843
Normal | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,805	5,694
Normal | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,882	4,734
Normal | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	10,687	10,428
Close Watch | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	151	282
Close Watch | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	70	45
Close Watch | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	221	327
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	18	14
Likely to become Bankrupt or Legally/Virtually Bankrupt | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	3	23
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	21	37
Not rated | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	13	2
Not rated | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	64	49
Not rated | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 77	¥ 51